Lease liabilities and commitment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities and commitment (Details) [Line Items]
Cash outflow for leases	€ 86,196	€ 56,996
Bottom of Range [Member]
Lease liabilities and commitment (Details) [Line Items]
Lease terms	2 years
Top of Range [Member]
Lease liabilities and commitment (Details) [Line Items]
Lease terms	6 years